Statement of Additional Information
(SAI) Supplement
American Century Asset Allocation Portfolios, Inc. (SAI dated December 1, 2017)
American Century Capital Portfolios, Inc. (SAI dated August 1, 2018)
American Century Capital Portfolios, Inc. (SAI dated March 1, 2018 as revised June 1, 2018)
American Century Capital Portfolios, Inc. (SAI dated March 1, 2018)
American Century Growth Funds, Inc. (SAI dated December 1, 2017 as revised May 7, 2018)
American Century Mutual Funds, Inc. (SAI dated March 1, 2018)
American Century Strategic Asset Allocations, Inc. (SAI dated April 1, 2018)
American Century Variable Portfolios, Inc. (SAI dated May 1, 2018)
American Century World Mutual Funds, Inc. (SAI dated April 1, 2018)

Supplement dated September 13, 2018

Effective August 31, 2018, Andrea C. Hall retired from the Board of Directors.

The following replaces the officers table in the Officers section of the statements of additional information.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

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CL-SPL-94503 1809